Net Defined Benefit Liabilities And Assets_Expected Maturity Analysis Of Undiscounted Pension Benefits Including Expected Future Benefit(Details) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	₩ 5,947,740	[1]
Description of undiscounted pension benefits including expected future benefits	Excluded amount to be settled per promotion-incentivized defined contribution plan.
Estimate Of Contributions Expected To Be Paid To Plan Abstract [Abstract]
Estimate Of Contributions Expected To Be Paid To Plan	₩ 215,290
Bottom Of Range Member [Member]
Disclosure Of Weighted Average Duration Of Defined Benefit Obligation Line Items [Line Items]
Weighted Average Duration Of Defined Benefit Obligation	1 year
Top Of Range Member [Member]
Disclosure Of Weighted Average Duration Of Defined Benefit Obligation Line Items [Line Items]
Weighted Average Duration Of Defined Benefit Obligation	11 years 8 months
Up to 1 year
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	₩ 74,718	[1]
2 years
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	153,129	[1]
2~5 years
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	647,074	[1]
5~10 years
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	1,365,073	[1]
Over 10 years
Disclosure Of Expected Maturity Analysis Line Items [Line Items]
Pension benefits	₩ 3,707,746	[1]

[1]	Excluded amount to be settled per promotion-incentivized defined contribution plan.